Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Allowances for Uncollectible Acounts Receivable

Changes in the allowances for uncollectible accounts receivable are as follows:

	As of March 31,
	2011		2012	2013
	(In millions)
Beginning balance	Rs.	2,502	Rs. 2,452	Rs.	3,267	US$	60
Additional allowances for the year		974	1,070		1,255		23
Recoveries		(490)	(423)		(363)		(7)
Uncollectible receivables written off		(527)	—		(57)		(1)
Foreign currency translation adjustment		(7)	168		55		1

Ending balance	Rs.	2,452	Rs. 3,267	Rs.	4,157	US$	76

Due from Major Customers

Balances due from major customers are as follows:

	As of March 31, 2012
	(In millions, except percentages)
Customer H	Rs.	2,958	11%
Customer F		1,349	5%
Customer Q		808	3%
Customer G		613	2%
Customer C		464	2%
Others		20,020	77%

Total	Rs.	26,212	100%

	As of March 31, 2013
	(In millions, except percentages)
Customer H	Rs.	3,715	US$	68	12%
Customer Q		1,838		34	6%
Customer G		888		16	3%
Customer S		786		15	2%
Customer R		618		11	2%
Others		24,265		445	75%

Total	Rs.	32,110	US$	589	100%